Income tax - Additional information (Details) $ in Millions	12 Months Ended					36 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Inflation adjustment due to price index variation	$ 167,973,000		$ 114,289,000		$ 123,956,000	$ 167,973,000
Period of Accumulated price index variation	36 months	36 months	36 months	36 months	36 months	36 months
Percentage price index variation has exceeded	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Current tax liabilities due to tax inflation adjustments	$ 167,973,000		$ 114,289,000		$ 123,956,000	$ 167,973,000
Deferred income tax recognized from Brazilian concession	0
Unrecognized deferred tax assets on tax loss carry forwards	35,800,000				$ 14,800	$ 35,800,000
Taxable base of the historical tax carryforward losses	73,000,000	$ 75,345	47,700,000	$ 38,585
Taxable base of the historical tax carryforward losses, with inflation adjustment	$ 134,500,000	$ 138,781	316,200,000	$ 255,660
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Disclosure of subsidiaries [line items]
Tax effect on reversal of the impairment of intangible assets			$ 35,300,000